RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions And Balances Details
Salaries, benefits, and consulting fees	$ 860,280	$ 1,276,684	$ 1,329,864
Share-based payments	1,717,592	890,669
Total Key management personnel compensation	$ 2,577,872	$ 2,167,353	$ 1,329,864